SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	Dec. 18, 2024	Apr. 11, 2023	Sep. 30, 2025	Apr. 30, 2025	Apr. 18, 2025	Sep. 30, 2024	Jun. 19, 2023	Apr. 24, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized		2,000,000,000	12,500,000			12,500,000	100,000,000	50,000
Common stock, no par value						$ 0		$ 0
Common stock, shares outstanding			3,200,000			2,500,000
Common stock, shares issued			3,200,000			2,500,000
Stock split		By a conditional resolution of the directors dated March 24, 2023, which became effective on April 11, 2023, the Company conducted a 2,000 for 1 forward-split
Underwriting expenses	$ 4,983,761
Additional paid-in capital			$ 7,078,876			$ 153,547
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Initial public offering, shares	1,500,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding						20,000,000
Common stock, shares issued						20,000,000
2025 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance				512,500	512,500
Common stock, shares issued					4,100,000